UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2013

Item 1. Reports to Stockholders

Fidelity® Mortgage Backed Securities Central Fund

Annual Report

August 31, 2013

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

MBSCEN-ANN-1013
1.833864.106

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Mortgage Backed Securities Central Fund	-2.37%	4.91%	4.75%

A From November 27, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Mortgage Backed Securities Central Fund on November 27, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. MBS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-period sell-off amid the prospect of tighter monetary policy pushed U.S. taxable investment-grade bonds into the red for the 12 months ending August 31, 2013. The Barclays® U.S. Aggregate Bond Index returned -2.47% for the period, hitting its lowest point since December 2009. Most of the damage came in May through August, as interest rates began spiking higher in response to signals from the Federal Reserve that it could taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also was influential, with surprisingly strong data in the second quarter tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -3.07% and -2.37%, respectively, while government-agency securities returned -1.75%. Corporate bonds also lost ground, returning -2.12%, due to rising interest rates and investors' aversion to riskier assets at the end of the period. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage-backed securities fared best, rising 1.27%.

Comments from William Irving and Franco Castagliuolo, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity® Mortgage Backed Securities Central Fund: For the year, the fund returned -2.37%, matching the return of the Barclays® U.S. MBS Index. Our decision to overweight government mortgage-backed securities (MBS) that were insulated from faster prepayments helped the fund relative to the benchmark, as these securities generally outperformed for the 12-month period overall. Examples included: securities with low loan balances or older origination dates, and reverse mortgage securities. However, our focus on these securities hurt from May 2013 through period end, when bond yields soared and prices tumbled on Fed tapering concerns, because prepayment protection held little appeal and, as such, prepayment-resistant securities underperformed. During this time, the fund's duration - a measure of its sensitivity to interest rates - became longer than the index as prepayments slowed, detracting from relative performance and offsetting what was gained earlier in the period. We occasionally used interest rate swaps to manage duration.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Actual	.0022%	$ 1,000.00	$ 973.50	$ .01
HypotheticalA		$ 1,000.00	$ 1,025.19	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2013
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.3	0.5
0.01 - 0.99%	3.0	2.9
1 - 1.99%	0.0†	0.0†
2 - 2.99%	4.0	3.4
3 - 3.99%	29.2	21.5
4 - 4.99%	27.1	27.4
5 - 5.99%	11.6	14.6
6 - 6.99%	4.1	6.1
7% and above	0.5	0.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2013
6 months ago
Years	4.6	3.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	5.0	2.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013 *	As of February 28, 2013 **
U.S. Government and U.S. Government Agency Obligations 101.3%	U.S. Government and U.S. Government Agency Obligations 100.7%
Short-Term Investments and Net Other Assets (Liabilities)†† (1.3)%	Short-Term Investments and Net Other Assets (Liabilities)†† (0.7)%

* Futures and Swaps	(2.0)%	** Futures and Swaps	(2.0)%

† Amount represents less than 0.1%.

†† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 111.1%
	Principal Amount	Value
Fannie Mae - 60.9%
1.865% 9/1/37 (c)	$ 118,367	$ 120,964
1.875% 10/1/34 (c)	40,458	41,858
1.899% 1/1/35 (c)	29,183	30,374
1.956% 1/1/35 (c)	1,958,801	2,034,887
1.975% 10/1/33 (c)	22,942	23,826
1.983% 2/1/33 (c)	16,803	17,437
2.023% 7/1/35 (c)	124,972	129,126
2.031% 12/1/34 (c)	349,801	363,772
2.035% 3/1/35 (c)	291,537	303,855
2.053% 10/1/33 (c)	185,446	192,885
2.136% 12/1/34 (c)	100,137	105,366
2.175% 3/1/35 (c)	55,323	57,013
2.303% 6/1/36 (c)	261,182	277,758
2.332% 3/1/35 (c)	474,460	498,276
2.336% 5/1/36 (c)	1,041,330	1,096,579
2.378% 7/1/34 (c)	212,117	223,009
2.46% 9/1/35 (c)	744,954	784,512
2.5% 5/1/27 to 8/1/43	566,307,812	550,777,922
2.528% 10/1/33 (c)	768,011	814,103
2.528% 1/1/35 (c)	1,640,411	1,729,313
2.574% 5/1/36 (c)	1,479,747	1,580,318
2.586% 3/1/33 (c)	840,728	888,402
2.593% 11/1/36 (c)	724,458	772,725
2.608% 7/1/34 (c)	1,471,463	1,567,168
2.614% 6/1/47 (c)	968,874	1,033,338
2.639% 7/1/35 (c)	882,962	931,586
2.752% 9/1/36 (c)	482,345	513,108
2.775% 5/1/35 (c)	1,868,368	1,983,576
2.781% 9/1/36 (c)	780,264	827,811
2.878% 6/1/36 (c)	3,018,497	3,204,748
3% 12/1/25 to 8/1/43	817,640,047	795,359,434
3% 9/1/28 (a)	9,700,000	9,904,610
3% 9/1/43 (a)	186,500,000	178,296,909
3% 9/1/43 (a)	186,500,000	178,296,909
3% 9/1/43 (a)	124,500,000	119,023,942
3% 9/1/43 (a)	124,500,000	119,023,942
3% 9/1/43 (a)	497,000,000	475,139,753
3% 9/1/43 (a)	103,000,000	98,469,607
3% 9/1/43 (a)	9,000,000	8,604,140
3.155% 9/1/37 (c)	158,554	168,914
3.18% 3/1/42 (c)	74,833,109	78,025,209
3.364% 9/1/41 (c)	3,060,257	3,205,864
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.485% 3/1/40 (c)	$ 4,810,948	$ 5,063,995
3.5% 10/1/20 to 5/1/43	912,488,701	917,851,287
3.5% 9/1/28 (a)	133,000,000	138,829,137
3.5% 9/1/43 (a)	180,400,000	179,906,714
3.5% 9/1/43 (a)	144,900,000	144,503,785
3.5% 10/1/43 (a)	309,000,000	307,286,008
3.506% 12/1/39 (c)	3,985,335	4,202,134
4% 4/1/24 to 7/1/42	888,426,992	921,466,692
4% 9/1/28 (a)	400,000	421,812
4% 9/1/43 (a)	245,600,000	253,255,819
4% 9/1/43 (a)	194,000,000	200,047,349
4% 9/1/43 (a)	194,000,000	200,047,349
4% 9/1/43 (a)	147,800,000	152,407,207
4% 9/1/43 (a)	159,300,000	164,265,684
4% 9/1/43 (a)	61,000,000	62,901,486
4% 10/1/43 (a)	184,600,000	189,813,492
4.5% 4/1/21 to 11/1/41	785,223,074	830,833,684
4.5% 9/1/43 (a)	12,900,000	13,609,501
4.5% 10/1/43 (a)	3,900,000	4,104,141
5% 3/1/18 to 8/1/40	282,238,215	303,844,358
5.209% 7/1/37 (c)	536,531	569,357
5.5% 12/1/17 to 6/1/40	459,076,969	499,076,617
5.5% 4/1/34	3,671	3,994
5.565% 8/1/46 (c)	183,877	198,938
6% 2/1/17 to 1/1/42	183,848,954	201,884,578
6.129% 3/1/37 (c)	235,533	248,855
6.296% 4/1/37 (c)	798,067	836,128
6.5% 10/1/13 to 4/1/37	24,793,862	27,166,524
7% 3/1/15 to 7/1/37	12,980,868	14,844,029
7.5% 10/1/15 to 2/1/32	5,359,130	6,254,067
8% 12/1/17 to 3/1/37	81,264	96,826
8.5% 1/1/15 to 7/1/31	110,820	125,379
9.5% 4/1/16 to 2/1/25	242,151	268,461
12.5% 3/1/16	91	95
		8,382,680,330
Freddie Mac - 19.6%
1.549% 8/1/37 (c)	194,789	199,369
1.895% 3/1/35 (c)	820,794	849,983
2.074% 2/1/37 (c)	1,120,153	1,171,244
2.104% 12/1/35 (c)	1,592,552	1,661,905
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.137% 5/1/37 (c)	$ 514,406	$ 540,223
2.168% 6/1/33 (c)	1,705,428	1,787,101
2.175% 6/1/37 (c)	161,393	167,433
2.181% 8/1/37 (c)	472,156	492,161
2.229% 3/1/37 (c)	246,151	257,878
2.336% 1/1/36 (c)	479,257	502,260
2.375% 5/1/37 (c)	408,127	432,743
2.385% 6/1/37 (c)	169,976	180,915
2.395% 3/1/36 (c)	1,891,641	1,971,479
2.403% 6/1/33 (c)	5,626,748	5,955,069
2.404% 3/1/36 (c)	1,283,849	1,344,175
2.409% 10/1/35 (c)	1,495,449	1,575,665
2.443% 6/1/37 (c)	1,598,442	1,711,582
2.478% 10/1/36 (c)	2,262,882	2,398,771
2.492% 4/1/35 (c)	175,009	186,278
2.5% 5/1/28 to 8/1/28	99,400,001	98,468,126
2.53% 11/1/35 (c)	1,183,032	1,250,316
2.565% 3/1/35 (c)	7,972,149	8,491,829
2.575% 6/1/37 (c)	350,136	366,809
2.629% 4/1/36 (c)	1,692,798	1,797,403
2.67% 6/1/36 (c)	416,601	445,616
2.699% 4/1/37 (c)	649,715	693,101
2.72% 4/1/37 (c)	43,011	46,055
2.831% 7/1/36 (c)	701,827	751,394
3% 8/1/42 to 3/1/43	247,806,112	236,455,803
3.023% 3/1/33 (c)	35,694	37,454
3.087% 9/1/41 (c)	15,671,352	16,216,825
3.126% 10/1/35 (c)	324,739	346,871
3.5% 1/1/26 to 5/1/43 (b)	653,740,259	653,863,082
3.5% 9/1/43 (a)	7,600,000	7,557,844
4% 6/1/24 to 5/1/42	491,909,816	509,806,225
4% 9/1/43 (a)	18,000,000	18,520,313
4% 10/1/43 (a)	18,000,000	18,468,281
4.5% 6/1/25 to 10/1/41	568,431,515	600,648,648
5% 6/1/20 to 4/1/41	210,533,527	226,379,186
5.133% 4/1/38 (c)	3,046,051	3,220,736
5.5% 10/1/17 to 4/1/41	137,446,842	148,710,749
6% 7/1/16 to 12/1/37	26,489,647	29,113,715
6.011% 4/1/37 (c)	348,289	365,139
6.442% 12/1/36 (c)	2,246,844	2,385,890
6.5% 8/1/14 to 9/1/39	58,598,063	64,969,755
7% 6/1/21 to 9/1/36	12,662,320	14,555,032
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
7.5% 7/1/14 to 6/1/32	$ 467,688	$ 521,498
8% 7/1/16 to 1/1/37	436,621	514,600
8.5% 5/1/17 to 9/1/29	345,588	407,261
9% 10/1/16 to 10/1/20	7,794	8,193
9.5% 5/1/21 to 7/1/21	5,783	6,359
10% 11/15/18 to 8/1/21	2,327	2,558
11% 8/1/15 to 9/1/20	15,982	17,031
12% 7/1/15	177	188
12.5% 6/1/19	80	85
13% 6/1/15	101	102
		2,688,796,306
Ginnie Mae - 30.6%
3% 8/20/42 to 7/15/43	201,785,472	195,251,073
3.5% 10/15/40 to 7/15/43	465,500,723	469,083,742
3.5% 9/1/43 (a)	230,000,000	231,742,963
4% 1/15/25 to 8/15/43	1,350,239,017	1,404,802,094
4% 8/1/43 (a)	1,000,000	1,039,844
4% 8/1/43 (a)	3,000,000	3,119,531
4% 9/1/43 (a)	185,200,000	192,680,339
4.497% 1/20/62 (g)	11,949,698	12,968,254
4.5% 6/20/33 to 8/15/41	591,497,207	631,207,867
4.564% 11/20/61 (g)	14,024,179	15,229,529
4.751% 12/20/60 (g)	31,550,533	34,267,349
4.814% 1/20/61 (g)	41,653,159	45,375,452
5% 12/15/32 to 9/15/41 (h)	600,478,158	652,518,835
5.294% 5/20/60 (g)	35,075,538	38,638,090
5.5% 4/15/29 to 9/15/39	37,286,308	40,826,707
5.513% 2/20/60 (g)	25,030,466	28,027,990
6% 4/15/28 to 11/15/39	61,540,819	68,109,720
6.5% 3/20/31 to 10/15/38	115,484,175	129,557,150
7% 6/15/22 to 3/15/33	11,089,728	12,883,591
7.5% 1/15/17 to 9/15/31	5,261,677	6,110,448
8% 8/15/16 to 11/15/29	1,952,202	2,255,980
8.5% 11/15/16 to 1/15/31	307,755	360,096
9% 8/15/19 to 1/15/23	17,854	20,033
9.5% 12/15/20 to 2/15/25	9,957	11,079
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
10.5% 3/20/16 to 1/20/18	$ 39,134	$ 42,846
11% 4/20/14 to 9/20/19	14,556	16,170
		4,216,146,772
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $15,440,724,812)		15,287,623,408
Collateralized Mortgage Obligations - 7.7%

U.S. Government Agency - 7.7%
Fannie Mae:
floater:
Series 2002-18 Class FD, 0.9841% 2/25/32 (c)	287,441	292,151
Series 2002-39 Class FD, 1.1841% 3/18/32 (c)	435,772	445,054
Series 2002-60 Class FV, 1.1841% 4/25/32 (c)	605,662	620,886
Series 2002-63 Class FN, 1.1841% 10/25/32 (c)	790,938	809,731
Series 2002-7 Class FC, 0.9341% 1/25/32 (c)	303,147	307,476
Series 2002-94 Class FB, 0.5841% 1/25/18 (c)	701,820	705,758
Series 2003-118 Class S, 7.9159% 12/25/33 (c)(d)(f)	9,483,155	1,815,281
Series 2006-104 Class GI, 6.4959% 11/25/36 (c)(d)(f)	7,227,183	1,330,367
Series 2006-33 Class CF, 0.4841% 5/25/36 (c)	6,189,570	6,198,988
Series 2007-57 Class FA, 0.4141% 6/25/37 (c)	7,527,797	7,516,622
Series 2008-76 Class EF, 0.6841% 9/25/23 (c)	5,597,918	5,625,414
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	461,217	508,887
Series 1993-207 Class H, 6.5% 11/25/23	5,912,751	6,537,613
Series 1994-23 Class PZ, 6% 2/25/24	14,472,823	16,153,571
Series 1996-28 Class PK, 6.5% 7/25/25	1,932,085	2,137,412
Series 1999-17 Class PG, 6% 4/25/29	4,994,042	5,470,821
Series 1999-32 Class PL, 6% 7/25/29	4,291,381	4,707,756
Series 1999-33 Class PK, 6% 7/25/29	2,432,142	2,672,137
Series 2001-52 Class YZ, 6.5% 10/25/31	281,932	315,173
Series 2003-28 Class KG, 5.5% 4/25/23	3,531,945	3,865,478
Series 2004-21 Class QE, 4.5% 11/25/32	833,095	861,545
Series 2005-102 Class CO, 11/25/35 (e)	2,492,197	2,280,595
Series 2005-73 Class SA, 17.0714% 8/25/35 (c)(f)	2,092,969	2,501,345
Series 2005-81 Class PC, 5.5% 9/25/35	2,150,000	2,417,305
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	4,929,176
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2006-12 Class BO, 10/25/35 (e)	$ 10,727,093	$ 9,933,088
Series 2006-37 Class OW, 5/25/36 (e)	1,781,087	1,586,047
Series 2006-45 Class OP, 6/25/36 (e)	3,754,861	3,252,401
Series 2006-62 Class KP, 4/25/36 (e)	4,842,311	4,111,623
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	995,317	1,163,422
Series 1999-25 Class Z, 6% 6/25/29	3,567,452	3,923,093
Series 2001-20 Class Z, 6% 5/25/31	4,862,460	5,331,684
Series 2001-31 Class ZC, 6.5% 7/25/31	2,570,444	2,872,688
Series 2002-16 Class ZD, 6.5% 4/25/32	1,407,852	1,576,075
Series 2002-74 Class SV, 7.3659% 11/25/32 (c)(d)	5,179,932	1,020,601
Series 2002-79 Class Z, 5.5% 11/25/22	6,898,093	7,520,859
Series 2010-50 Class FA, 0.5341% 1/25/24 (c)	1,350,680	1,351,772
Series 1993-165 Class SH, 19.2792% 9/25/23 (c)(f)	217,024	277,311
Series 2003-21 Class SK, 7.9159% 3/25/33 (c)(d)(f)	849,010	190,950
Series 2003-35 Class TQ, 7.3159% 5/25/18 (c)(d)(f)	628,466	81,634
Series 2003-42 Class SJ, 6.8659% 11/25/22 (c)(d)(f)	275,404	9,510
Series 2005-104 Class NI, 6.5159% 3/25/35 (c)(d)(f)	21,977,408	3,101,450
Series 2007-57 Class SA, 39.5156% 6/25/37 (c)(f)	2,253,468	4,032,967
Series 2007-66:
Class FB, 0.5841% 7/25/37 (c)	8,689,581	8,745,544
Class SA, 38.4956% 7/25/37 (c)(f)	3,346,780	6,279,852
Class SB, 38.4956% 7/25/37 (c)(f)	1,448,264	2,616,101
Series 2008-12 Class SG, 6.1659% 3/25/38 (c)(d)(f)	22,015,099	2,816,156
Series 2009-114 Class AI, 5% 12/25/23 (d)	6,445,709	446,483
Series 2009-16 Class SA, 6.0659% 3/25/24 (c)(d)(f)	5,729,276	402,955
Series 2009-76 Class MI, 5.5% 9/25/24 (d)	3,223,277	257,926
Series 2009-85 Class IB, 4.5% 8/25/24 (d)	2,756,032	259,990
Series 2009-93 Class IC, 4.5% 9/25/24 (d)	4,105,257	361,720
Series 2010-112 Class SG, 6.1759% 6/25/21 (c)(d)(f)	3,737,746	355,479
Series 2010-12 Class AI, 5% 12/25/18 (d)	11,789,038	1,037,362
Series 2010-135 Class LS, 5.8659% 12/25/40 (c)(d)(f)	18,874,204	3,012,130
Series 2010-139 Class NI, 4.5% 2/25/40 (d)	16,303,869	2,679,371
Series 2010-17 Class DI, 4.5% 6/25/21 (d)	2,670,162	213,613
Series 2010-23:
Class AI, 5% 12/25/18 (d)	5,384,242	387,994
Class HI, 4.5% 10/25/18 (d)	3,331,537	271,542
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-29 Class LI, 4.5% 6/25/19 (d)	$ 10,962,727	$ 865,281
Series 2010-96 Class DI, 4% 5/25/23 (d)	1,617,758	14,509
Series 2010-97 Class CI, 4.5% 8/25/25 (d)	8,533,170	767,545
Series 2011-39 Class ZA, 6% 11/25/32	12,535,275	13,937,897
Series 2011-67 Class AI, 4% 7/25/26 (d)	5,513,636	640,477
Series 2011-83 Class DI, 6% 9/25/26 (d)	10,426,835	1,647,689
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 7/1/18 (d)	2,002,245	159,140
Class 5, 5.5% 8/1/33 (d)	2,773,304	416,277
Series 343 Class 16, 5.5% 5/1/34 (d)	2,208,311	356,160
Series 348 Class 14, 6.5% 8/1/34 (c)(d)	1,585,538	286,712
Series 351:
Class 12, 5.5% 4/1/34 (c)(d)	1,073,555	195,279
Class 13, 6% 3/1/34 (d)	1,416,503	257,422
Series 359 Class 19, 6% 7/1/35 (d)	1,168,318	174,449
Series 384 Class 6, 5% 7/25/37 (d)	13,775,332	1,940,706
Freddie Mac:
floater:
Series 2412 Class FK, 0.9841% 1/15/32 (c)	223,811	227,273
Series 2423 Class FA, 1.0841% 3/15/32 (c)	348,048	355,217
Series 2424 Class FM, 1.1841% 3/15/32 (c)	436,554	446,803
Series 2432:
Class FE, 1.0841% 6/15/31 (c)	584,172	596,404
Class FG, 1.0841% 3/15/32 (c)	204,357	208,373
Series 3222 Class HF, 0% 9/15/36 (c)	95,263	80,626
floater planned amortization class Series 3153 Class FX, 0.5341% 5/15/36 (c)	12,681,937	12,693,177
floater target amortization class Series 3366 Class FD, 0.4341% 5/15/37 (c)	15,251,763	15,246,089
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (e)	8,521,050	7,823,284
Series 2095 Class PE, 6% 11/15/28	5,019,315	5,523,089
Series 2101 Class PD, 6% 11/15/28	445,318	487,662
Series 2121 Class MG, 6% 2/15/29	2,133,736	2,340,719
Series 2131 Class BG, 6% 3/15/29	14,318,255	15,743,573
Series 2137 Class PG, 6% 3/15/29	2,164,747	2,375,492
Series 2154 Class PT, 6% 5/15/29	3,446,042	3,777,240
Series 2162 Class PH, 6% 6/15/29	875,316	958,468
Series 2425 Class JH, 6% 3/15/17	815,086	864,866
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2520 Class BE, 6% 11/15/32	$ 5,101,869	$ 5,593,637
Series 2585 Class KS, 7.4159% 3/15/23 (c)(d)(f)	402,199	63,185
Series 2590 Class YR, 5.5% 9/15/32 (d)	41,204	1,338
Series 2802 Class OB, 6% 5/15/34	10,455,000	11,582,940
Series 2937 Class KC, 4.5% 2/15/20	17,414,171	18,445,013
Series 2962 Class BE, 4.5% 4/15/20	15,015,000	15,966,664
Series 3002 Class NE, 5% 7/15/35	8,863,266	9,628,524
Series 3110 Class OP, 9/15/35 (e)	6,158,344	5,794,732
Series 3119 Class PO, 2/15/36 (e)	8,830,200	7,389,160
Series 3121 Class KO, 3/15/36 (e)	2,119,086	1,886,463
Series 3123 Class LO, 3/15/36 (e)	5,482,000	4,524,405
Series 3145 Class GO, 4/15/36 (e)	5,015,444	4,575,250
Series 3189 Class PD, 6% 7/15/36	7,610,000	8,738,723
Series 3225 Class EO, 10/15/36 (e)	3,946,651	3,389,987
Series 3258 Class PM, 5.5% 12/15/36	5,467,486	6,031,105
Series 3415 Class PC, 5% 12/15/37	6,362,840	6,807,016
Series 3786 Class HI, 4% 3/15/38 (d)	14,203,983	2,300,585
Series 3806 Class UP, 4.5% 2/15/41	25,202,508	26,895,124
Series 3832 Class PE, 5% 3/15/41	11,935,000	12,419,442
sequential payer:
Series 2135 Class JE, 6% 3/15/29	904,620	991,441
Series 2274 Class ZM, 6.5% 1/15/31	1,054,063	1,179,865
Series 2281 Class ZB, 6% 3/15/30	2,710,766	2,968,820
Series 2303 Class ZV, 6% 4/15/31	1,114,876	1,226,491
Series 2357 Class ZB, 6.5% 9/15/31	7,932,273	8,918,228
Series 2502 Class ZC, 6% 9/15/32	2,524,552	2,779,749
Series 2519 Class ZD, 5.5% 11/15/32	5,049,686	5,474,046
Series 2546 Class MJ, 5.5% 3/15/23	2,380,176	2,555,538
Series 2601 Class TB, 5.5% 4/15/23	869,000	960,306
Series 2817 Class SD, 6.8659% 7/15/30 (c)(d)(f)	212,792	2,108
Series 2998 Class LY, 5.5% 7/15/25	2,011,000	2,224,863
Series 3013 Class VJ, 5% 1/15/14	157,004	158,054
Series 4176 Class BA, 3% 2/15/33	15,531,379	15,913,473
Series 2844:
Class SC, 45.6036% 8/15/24 (c)(f)	142,860	263,997
Class SD, 84.0572% 8/15/24 (c)(f)	210,173	535,249
Series 2947 Class XZ, 6% 3/15/35	9,029,841	9,944,019
Series 3055 Class CS, 6.4059% 10/15/35 (c)(d)	5,675,595	1,019,026
Series 3244 Class SG, 6.4759% 11/15/36 (c)(d)(f)	10,709,956	1,740,847
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
Series 3274 Class SM, 6.2459% 2/15/37 (c)(d)	$ 7,557,041	$ 1,099,527
Series 3284 Class CI, 5.9359% 3/15/37 (c)(d)	28,548,576	4,075,181
Series 3287 Class SD, 6.5659% 3/15/37 (c)(d)(f)	18,115,891	3,295,096
Series 3297 Class BI, 6.5759% 4/15/37 (c)(d)(f)	26,513,980	4,383,365
Series 3336 Class LI, 6.3959% 6/15/37 (c)(d)	12,514,627	2,033,502
Series 3772 Class BI, 4.5% 10/15/18 (d)	12,410,832	910,935
Series 3949 Class MK, 4.5% 10/15/34	7,850,000	8,326,945
Series 4181 Class LA, 3% 3/15/37	21,323,918	21,600,283
Series 4182 Class BA, 3% 6/15/37	86,940,286	88,918,369
target amortization class Series 2156 Class TC, 6.25% 5/15/29	2,915,763	3,196,222
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.0841% 2/15/24 (c)	1,017,490	1,033,726
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	2,334,688	2,563,928
Series 2056 Class Z, 6% 5/15/28	3,988,162	4,376,896
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.4981% 6/16/37 (c)(d)(f)	5,275,410	993,980
Series 2010-H03 Class FA, 0.7364% 3/20/60 (c)(g)	42,645,573	42,475,374
Series 2010-H17 Class FA, 0.5164% 7/20/60 (c)(g)	4,909,736	4,839,016
Series 2010-H18 Class AF, 0.4953% 9/20/60 (c)(g)	5,281,879	5,209,713
Series 2010-H19 Class FG, 0.4953% 8/20/60 (c)(g)	6,907,175	6,815,130
Series 2010-H27 Series FA, 0.5753% 12/20/60 (c)(g)	10,724,890	10,615,336
Series 2011-H05 Class FA, 0.6953% 12/20/60 (c)(g)	18,464,796	18,385,656
Series 2011-H07 Class FA, 0.6953% 2/20/61 (c)(g)	32,149,764	32,014,028
Series 2011-H12 Class FA, 0.6853% 2/20/61 (c)(g)	44,992,287	44,781,769
Series 2011-H13 Class FA, 0.6953% 4/20/61 (c)(g)	18,069,566	17,994,107
Series 2011-H14:
Class FB, 0.6953% 5/20/61 (c)(g)	20,377,659	20,281,945
Class FC, 0.6953% 5/20/61 (c)(g)	19,585,356	19,499,005
Series 2011-H17 Class FA, 0.7253% 6/20/61 (c)(g)	25,636,266	25,563,946
Series 2011-H21 Class FA, 0.7953% 10/20/61 (c)(g)	28,705,139	28,705,139
Series 2012-H01 Class FA, 0.8953% 11/20/61 (c)(g)	23,623,689	23,728,744
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2012-H03 Class FA, 0.8953% 1/20/62 (c)(g)	$ 14,381,096	$ 14,445,581
Series 2012-H06 Class FA, 0.8253% 1/20/62 (c)(g)	22,847,764	22,877,878
Series 2012-H07 Class FA, 0.8253% 3/20/62 (c)(g)	13,333,092	13,346,585
Series 2012-H26, Class CA, 0.7253% 7/20/60 (c)(g)	48,974,405	48,864,947
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	4,469,082	4,953,835
Series 1997-8 Class PE, 7.5% 5/16/27	1,701,836	1,989,030
Series 2011-136 Class WI, 4.5% 5/20/40 (d)	10,376,236	2,040,346
sequential payer:
Series 2001-33 Class SD, 7.8659% 7/20/31 (c)(d)(f)	806,911	189,552
Series 2004-24 Class ZM, 5% 4/20/34	12,267,058	13,638,564
Series 2004-32 Class GS, 6.3081% 5/16/34 (c)(d)(f)	2,499,929	478,284
Series 2004-73 Class AL, 7.0159% 8/17/34 (c)(d)(f)	2,799,965	492,371
Series 2007-35 Class SC, 39.0484% 6/16/37 (c)(f)	225,594	409,947
Series 2008-60 Class SH, 5.9581% 7/16/38 (c)(d)(f)	7,263,177	1,116,082
Series 2010-H10 Class FA, 0.5164% 5/20/60 (c)(g)	14,360,297	14,153,853
Series 2012-76 Class GS, 6.5081% 6/16/42 (c)(d)(f)	10,985,129	1,658,228
Series 2012-97 Class JS, 6.0581% 8/16/42 (c)(d)(f)	33,626,956	5,166,126
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,052,721,425)		1,058,343,318
Commercial Mortgage Securities - 0.3%

Freddie Mac pass thru-certificates floater Series KF01 Class A, 0.54% 4/25/19 (c) (Cost $45,643,537)	45,643,537	45,246,712
Cash Equivalents - 8.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.04%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) # (Cost $1,107,683,000)	$ 1,107,687,722	$ 1,107,683,000
TOTAL INVESTMENT PORTFOLIO - 127.1% (Cost $17,646,772,774)		17,498,896,438
NET OTHER ASSETS (LIABILITIES) - (27.1)%		(3,734,833,062)
NET ASSETS - 100%		$ 13,764,063,376
TBA Sale Commitments
	Principal Amount
Fannie Mae
3% 9/1/28	$ (7,000,000)	(7,147,657)
3% 9/1/43	(43,400,000)	(41,491,077)
3% 9/1/43	(57,100,000)	(54,588,491)
3% 9/1/43	(59,600,000)	(56,978,530)
3% 9/1/43	(9,000,000)	(8,604,140)
3% 9/1/43	(103,000,000)	(98,469,607)
3% 9/1/43	(9,000,000)	(8,604,140)
3.5% 9/1/43	(9,000,000)	(8,975,390)
3.5% 9/1/43	(144,900,000)	(144,503,785)
3.5% 9/1/43	(9,000,000)	(8,975,390)
3.5% 9/1/43	(144,900,000)	(144,503,785)
4% 9/1/43	(50,000,000)	(51,558,595)
4% 9/1/43	(11,000,000)	(11,342,891)
4% 9/1/43	(194,000,000)	(200,047,349)
4% 9/1/43	(194,000,000)	(200,047,349)
4% 9/1/43	(61,000,000)	(62,901,486)
4% 9/1/43	(184,600,000)	(190,354,333)
4.5% 9/1/43	(9,000,000)	(9,495,001)
4.5% 9/1/43	(3,900,000)	(4,114,500)
5% 9/1/43	(5,000,000)	(5,374,341)
5.5% 9/1/43	(6,000,000)	(6,513,750)
TOTAL FANNIE MAE		(1,324,591,587)
TBA Sale Commitments - continued
	Principal Amount	Value
Freddie Mac
4% 9/1/43	$ (18,000,000)	$ (18,520,313)
Ginnie Mae
4% 9/1/43	(54,300,000)	(56,374,428)
4% 9/1/43	(47,500,000)	(49,314,647)
4% 9/1/43	(245,600,000)	(254,982,681)
4% 9/1/43	(194,000,000)	(201,411,401)
4% 9/1/43	(185,200,000)	(192,275,214)
4% 9/1/43	(147,800,000)	(153,446,418)
4% 9/1/43	(159,300,000)	(165,385,756)
TOTAL GINNIE MAE		(1,073,190,545)
TOTAL TBA SALE COMMITMENTS (Proceeds $2,412,500,887)		$ (2,416,302,445)
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty (1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid) (2)	Unrealized Appreciation/(Depreciation)
CME	Jun. 2015	$ 38,866,000	3-month LIBOR	0.46%	$ 13	$ 0	$ 13
CME	Jun. 2018	153,837,000	3-month LIBOR	1.31%	2,294,189	0	2,294,189
CME	Jun. 2018	54,325,000	3-month LIBOR	1.23%	1,014,463	0	1,014,463
CME	Jul. 2023	21,033,000	3-month LIBOR	2.4%	966,993	0	966,993
TOTAL INTEREST RATE SWAPS					$ 4,275,658	$ 0	$ 4,275,658

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $5,037,362.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h) Security or a portion of the security sold on a delayed delivery basis.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,107,683,000 due 9/03/13 at 0.04%
Barclays Capital, Inc.	$ 325,084,892
Citibank NA	51,369,674
Citigroup Global Markets, Inc.	64,212,093
Commerz Markets LLC	89,107,506
HSBC Securities (USA), Inc.	256,848,371
Mizuho Securities USA, Inc.	321,060,464
$ 1,107,683,000
Other Information

All investments and derivative instruments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Swaps (a)	$ 4,275,658	$ -
Total Value of Derivatives	$ 4,275,658	$ -

(a) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013

Assets
Investment in securities, at value (including repurchase agreements of $1,107,683,000) - See accompanying schedule: Unaffiliated issuers (cost $17,646,772,774)		$ 17,498,896,438
Receivable for investments sold Regular delivery		410,325
Delayed delivery		4,520,479
Receivable for TBA sale commitments		2,412,500,887
Interest receivable		45,429,305
Receivable for daily variation margin for derivative instruments		123,701
Other receivables		670,878
Total assets		19,962,552,013

Liabilities
Payable to custodian bank	$ 6,019
Payable for investments purchased Regular delivery	99,003,961
Delayed delivery	3,682,431,718
TBA sale commitments, at value	2,416,302,445
Distributions payable	10,247
Other payables and accrued expenses	734,247
Total liabilities		6,198,488,637

Net Assets		$ 13,764,063,376
Net Assets consist of:
Paid in capital		$ 13,911,465,612
Net unrealized appreciation (depreciation) on investments		(147,402,236)
Net Assets, for 130,901,530 shares outstanding		$ 13,764,063,376
Net Asset Value, offering price and redemption price per share ($13,764,063,376 ÷ 130,901,530 shares)		$ 105.15

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2013

Investment Income
Interest		$ 293,479,107

Expenses
Custodian fees and expenses	$ 320,670
Independent directors' compensation	55,829
Miscellaneous	1,169
Total expenses before reductions	377,668
Expense reductions	(163,038)	214,630
Net investment income (loss)		293,264,477
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(57,181,188)
Swaps	(3,255,538)
Total net realized gain (loss)		(60,436,726)
Change in net unrealized appreciation (depreciation) on: Investment securities	(588,365,006)
Swaps	25,242,383
Delayed delivery commitments	3,306,231
Total change in net unrealized appreciation (depreciation)		(559,816,392)
Net gain (loss)		(620,253,118)
Net increase (decrease) in net assets resulting from operations		$ (326,988,641)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 293,264,477	$ 377,849,172
Net realized gain (loss)	(60,436,726)	233,996,165
Change in net unrealized appreciation (depreciation)	(559,816,392)	(2,668,905)
Net increase (decrease) in net assets resulting from operations	(326,988,641)	609,176,432
Distributions to partners from net investment income	(289,945,022)	(388,158,782)
Affiliated share transactions Proceeds from sales of shares	1,834,097,038	2,566,771,669
Reinvestment of distributions	289,759,524	388,106,295
Cost of shares redeemed	(3,397,623,488)	(380,693,378)
Net increase (decrease) in net assets resulting from share transactions	(1,273,766,926)	2,574,184,586
Total increase (decrease) in net assets	(1,890,700,589)	2,795,202,236

Net Assets
Beginning of period	15,654,763,965	12,859,561,729
End of period	$ 13,764,063,376	$ 15,654,763,965
Other Affiliated Information Shares
Sold	16,774,059	23,497,401
Issued in reinvestment of distributions	2,674,304	3,570,457
Redeemed	(31,058,253)	(3,494,098)
Net increase (decrease)	(11,609,890)	23,573,760

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 109.85	$ 108.12	$ 106.08	$ 101.91	$ 98.16
Income from Investment Operations
Net investment income (loss) B	2.166	3.030	3.338	3.969	5.250
Net realized and unrealized gain (loss)	(4.725)	1.827	2.093	4.170	3.744
Total from investment operations	(2.559)	4.857	5.431	8.139	8.994
Distributions to partners from net investment income	(2.141)	(3.127)	(3.391)	(3.969)	(5.244)
Net asset value, end of period	$ 105.15	$ 109.85	$ 108.12	$ 106.08	$ 101.91
Total Return A	(2.37)%	4.56%	5.24%	8.15%	9.40%
Ratios to Average Net Assets D
Expenses before reductions	-% C	-% C	-% C	-% C	.01%
Expenses net of fee waivers, if any	-% C	-% C	-% C	-% C	.01%
Expenses net of all reductions	-% C	-% C	-% C	-% C	.01%
Net investment income (loss)	2.00%	2.79%	3.16%	3.83%	5.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,764,063	$ 15,654,764	$ 12,859,562	$ 7,028,267	$ 7,759,569
Portfolio turnover rate	435%	451%	634% E	596%	568%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amount represents less than .01%.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

1. Organization.

Fidelity Mortgage Backed Securities Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Director Compensation. Under a Deferred Compensation Plan (the Plan), independent Directors may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and financing transactions which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 150,605,099
Gross unrealized depreciation	(295,715,235)
Net unrealized appreciation (depreciation) on securities and other investments	$ (145,110,136)

Tax Cost	$ 17,644,006,574

Annual Report

2. Significant Accounting Policies - continued

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Annual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and

Annual Report

Notes to Financial Statements - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Purchased Options	$ 5,838,460	$ -
Swaps	(3,255,538)	25,242,383
Totals (a)	$ 2,582,922	$ 25,242,383

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities.

Annual Report

3. Derivative Instruments - continued

Options - continued

Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Derivative Instruments - continued

Swaps - continued

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Annual Report

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $55,829.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $107,209.

6. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Mortgage Backed Securities Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mortgage Backed Securities Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Mortgage Backed Securities Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey,each of the Trustees oversees 221 funds. Mrs. Acton oversees 203 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustee*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2007

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2007

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2007

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Item 2. Code of Ethics

As of the end of the period, August 31, 2013, Fidelity Central Investment Portfolios II LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Mortgage Backed Securities Central Fund (the "Fund"):

Services Billed by PwC

August 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Mortgage Backed Securities Central Fund	$186,000	$-	$ 26,500	$-

August 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Mortgage Backed Securities Central Fund	$189,000	$-	$ 26,000	$-

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2013A	August 31, 2012A
Audit-Related Fees	$5,335,000	$4,450,000
Tax Fees	$-	$-
All Other Fees	$30,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	August 31, 2013 A	August 31, 2012 A,B
PwC	$6,205,000	$5,675,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 28, 2013